CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Other Comprehensive Income / (Loss) [Member]	Accumulated Deficit [Member]
Balance as at Dec. 31, 2015	$ 239,174			$ 373,856	$ 5	$ (134,687)
Balance as at Dec. 31, 2015		1,519
Net income/ (loss)	(149,014)					(149,014)
Issuance of Series C preferred stock (Notes 3 and 7), value	0
Issuance of restricted stock and compensation cost on restricted stock (Note 7), value	1,119			1,119
Issuance of restricted stock and compensation cost on restricted stock (Note 7), shares		14
Other comprehensive income / (loss) (Actuarial gain / (loss))	(25)				(25)
Dividends declared and paid during the period (Note 9)	(374)					(374)
Balance as at Dec. 31, 2016	90,880			374,975	(20)	(284,075)
Balance as at Dec. 31, 2016		1,533
Net income/ (loss)	3,819					3,819
Issuance of Series B preferred stock, net of expenses (Note 7), value	31,989			31,989
Issuance of Series B preferred stock, net of expenses (Note 7), shares			32,500
Conversion of Series B preferred stock to common stock (Note 7), shares		4,049,733
Conversion of Series B preferred stock to common stock (Note 7), shares			(32,211)
Issuance of Series C preferred stock (Notes 3 and 7), shares			100
Issuance of Series C preferred stock (Notes 3 and 7), value	3,000			3,000
Compensation cost on restricted stock (Note 7)	1,058			1,058
Conversion of Series B preferred stock to common stock, value (Note 7)		$ 40		(40)
Other comprehensive income / (loss) (Actuarial gain / (loss))	26				26
Balance as at Dec. 31, 2017	130,772	$ 40		410,982	6	(280,256)
Balance as at Dec. 31, 2017		4,051,266	389
Net income/ (loss)	(52,895)					(52,895)
Issuance of Series B preferred stock, net of expenses (Note 7), value	17,413			17,413
Issuance of Series B preferred stock, net of expenses (Note 7), shares			17,490
Conversion of Series B preferred stock to common stock (Note 7), shares		10,250,265
Conversion of Series B preferred stock to common stock (Note 7), shares			(17,529)
Issuance of Series C preferred stock (Notes 3 and 7), value	0
Conversion of Series B preferred stock to common stock, value (Note 7)		$ 102		(102)
Issuance of restricted stock and compensation cost on restricted stock (Note 7), value	235	$ 1		234
Issuance of restricted stock and compensation cost on restricted stock (Note 7), shares		161,700
Other comprehensive income / (loss) (Actuarial gain / (loss))	51				51
Balance as at Dec. 31, 2018	$ 95,576	$ 143		$ 428,527	$ 57	$ (333,151)
Balance as at Dec. 31, 2018		14,463,231	350